Convertible Preferred Stock and Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Pre-funded Warrants for Common Stock Issued and Outstanding
As of December 31, 2023, the following
pre-funded
warrants to purchase Common Stock were issued and outstanding:

Issue Date	Expiration Date	Exercise Price	Number of Warrants Outstanding
May 2022	None	$0.0025	250,000

Total pre-funded warrants			250,000